Income Taxes - (Tables)	12 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
For financial reporting purposes, income (loss) before income taxes includes the following components:

	Year Ended September 30,
	2018	2017	2016
United States	$(8,613)	$12,833	$(1,941)
Foreign	17,879	994	(3,422)
Income (loss) before income taxes	$9,266	$13,827	$(5,363)

Schedule of Components of Income Tax Expense (Benefit)
The components of income tax (expense) benefit were as follows:

	Year Ended September 30,
	2018	2017	2016
Current:
Federal	$—	$(876)	$—
State	(911)	—	(678)
Foreign	(6,703)	(5,268)	(2,143)
	(7,614)	(6,144)	(2,821)
Deferred:
Federal	6,311	(2,350)	18,638
State	(209)	(421)	1,402
Foreign	130	1,498	1,175
	6,232	(1,273)	21,215
Total income tax (expense) benefit	$(1,382)	$(7,417)	$18,394

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of income tax (expense) benefit and the amount computed by applying the blended statutory federal income tax rate of 24.5% for the year ended September 30, 2018 and 35% for the years ended September 30, 2017 and 2016 to income from operations before income taxes was as follows:

	Year Ended September 30,
	2018	2017	2016
Income tax (expense) benefit at the federal statutory rate of 24.5%	$(2,270)	$(4,839)	$1,877
State and local income taxes, net of federal tax benefit	(1,053)	(34)	(791)
Foreign tax rate differential (local statutory rates ranging from 17% to 30%)	(2,389)	914	272
Nondeductible transaction costs	(1,489)	—	—
Nondeductible interest expense	(853)	(1,396)	(1,141)
Meals and entertainment expense	(553)	(649)	(601)
Nondeductible legal expenses	—	(859)	—
Other nondeductible expenses	(47)	(488)	(3)
Impact of tax rate changes	3,626	—	—
Valuation allowances	(4,218)	(2,264)	17,714
Share-based compensation in excess of accounting	5,156	—	—
Nondeductible loss on sale of subsidiary	1,131	—	—
Return-to-provision adjustments	449	895	1,043
Non-controlling interest	428	1,486	—
Net benefit of foreign R&D expenses	336	(1,060)	—
Transaction related contingent liabilities	89	—	—
Puerto Rico taxes, net of federal benefit	—	(556)	—
Contingent liabilities - warranty	—	566	—
Contingent liabilities - long term disability	—	105	236
Foreign R&D credit	—	1,165	189
Other	275	(403)	(401)
Total	$(1,382)	$(7,417)	$18,394

Schedule of Deferred Tax Assets and Liabilities
Significant components of deferred tax assets and liabilities were as follows:

	September 30, 2018	September 30, 2017
Receivable allowances	$975	$362
Reserves and accruals	16,813	24,726
Inventory valuation and other assets	3,772	3,664
Investment in partnership	4,345	2,735
Foreign exchange on intercompany loans	4,632	5,681
Other deferred taxes	704	1,117
Net operating loss carryforwards	42,392	44,104
Total deferred tax assets	73,633	82,389
Goodwill	(7,231)	(7,396)
Fixed assets	(20,372)	(19,708)
Intangibles	(15,717)	(14,566)
Other deferred tax liabilities	(2,287)	(1,706)
Total deferred tax liabilities	(45,607)	(43,376)
Net deferred tax assets	28,026	39,013
Valuation allowance against net deferred tax assets	(36,683)	(48,573)
Net deferred tax liability	$(8,657)	$(9,560)

Summary of Valuation Allowance
A reconciliation of the valuation allowance on deferred tax assets is as follows:

	Year Ended September 30,
	2018	2017	2016
Valuation allowance beginning of period	$48,573	$47,846	$61,795
Change in assessment	—	—	—
Current year operations	(1,435)	3,398	7,498
Foreign currency and other	71	(953)	2,062
Acquisitions	(10,526)	(1,718)	(23,509)
Valuation allowance end of period	$36,683	$48,573	$47,846

Summary of Operating Loss Carryforwards
Tax attributes available to reduce future taxable income begin to expire as follows:

	September 30, 2018	First year of Expiration
Federal net operating loss	$155,882	September 30, 2034
State net operating loss	97,458	September 30, 2019
Foreign net operating loss	4,592	September 30, 2023
Foreign net operating loss (Germany and the UK)	13,380	Indefinitely

Summary of Income Tax Contingencies
The following table summarizes the Company’s earliest open tax years by major jurisdiction as of September 30, 2018:

Jurisdiction	Open Tax Years
United States	2014-2018
Australia	2014-2018
Canada	2014-2018
China	2015-2018
Germany	2014-2018
Netherlands	2015-2018
Singapore	2014-2018
United Kingdom	2015-2018